Note 7 - Stockholders' Deficit	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Disclosure Text Block [Abstract]
Stockholders' Equity Note
Note 7 – Stockholders’ Deficit

Shares Authorized

The total number of shares of common stock which the Company is authorized to issue is Three Hundred Million (300,000,000) shares, par value $0.001 per share..

Common Stock

Immediately prior to the consummation of the Exchange Agreement on December 21, 2012, the Company had 10,237,250 common shares issued and outstanding.

Upon consummation of the Exchange Agreement on December 21, 2012, the then majority stockholders of the Company surrendered 10,000,000 shares of the Company's common stock which was cancelled upon receipt and the Company issued 59,000,016 shares of its common stock pursuant to the terms and conditions of the Exchange Agreement.

Sale of Common Stock

On December 21, 2012 the Company issued 200,000 shares of its common stock at $0.50 per share for a total of $100,000. $83,500 was received while the remaining $16,500 was recorded as stock subscription receivable, which was received by the Company on April 30, 2013.

On February 12, 2013 the Company sold 12,500 shares of its common stock to one investor at $0.40 per share or $5,000.

On June 15, 2013 the Company sold 10,000 shares of its common stock to one investor at $0.05 per share or $5,000. Payment was received by the Company on July 2, 2013.

Common Shares Issued for Obtaining Advisory Board Services

On March 29, 2013 the Company issued 200,000 shares to a newly appointed member of the Company’s Board of Advisors. These shares are fully vested and non-forfeitable. These shares were valued at $0.50 per share or $100,000 on the date of grant and were expensed upon issuance.

Note 7 – Stockholders’ Deficit

Shares Authorized

Upon formation the total number of shares of common stock which the Company is authorized to issue is Seventy Five Million (75,000,000) shares, par value $0.001 per share.

Common Stock

Immediately prior to the consummation of the Exchange Agreement on December 21, 2012, the Company had 332,251,996 common shares issued and outstanding.

Upon consummation of the Exchange Agreement on December 21, 2012, the then majority stockholders of the Company surrendered 324,552,000 shares of the Company’s common stock which was cancelled upon receipt and the Company issued 59,000,016 shares of its common stock pursuant to the terms and conditions of the Exchange Agreement.

Sale of Common Stock

On December 21, 2012 the Company issued 200,000 shares of its common stock at $0.50 per share for a total of $100,000. $83,500 was received while the remaining $16,500 was recorded as stock subscription receivable, which was received by the Company on April 30, 2013.

On February 12, 2013 the Company sold 12,500 shares of its common stock to one investor at $0.40 per share or $5,000.

Common Shares Issued for Obtaining Advisory Board Services

On March 29, 2013 the Company issued 200,000 shares each to a newly appointed member to the Company’s Board of Advisors. These shares are non-forfeitable and fully vested. These shares were valued at $0.50 per share or $100,000 on the date of grant and were expensed upon issuance.